Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Gain (loss) to be reclassified in next 12 months	$ (3,100,000)
Gain (loss) recognized related to hedge ineffectiveness	0	0	0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	370,000,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional Amount	125,000,000
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional Amount	75,000,000
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Derivative, term of contract	134 months
Credit Risk Contract [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	7,400,000
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Amount of loss recognized in OCI on derivatives	7,656,000	3,064,000	1,529,000
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	(3,033,000)	(1,218,000)	(4,704,000)
Unsecured Debt [Member] | $300 Million Unsecured Term Loan [Member]
Derivative [Line Items]
Debt instrument, face amount	$ 300,000,000